DocumentAndEntityInformation	Oct. 06, 2026
Document Information Line Items
Entity Central Index Key	0001739940
Document Type	8-K
Document Period End Date	Oct. 06, 2026
Entity Registrant Name	The Cigna Group
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38769
Entity Tax Identification Number	82-4991898
Entity Address, Address Line One	900 Cottage Grove Road
Entity Address, City or Town	Bloomfield
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06002
City Area Code	860
Local Phone Number	226-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.01
Trading Symbol	CI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false